Customers which Accounted for Ten Percent or More (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Revenue, Major Customer [Line Items]
Sales	$ 855,847	[1]	$ 678,113	[1]	$ 509,124	[1]
Customer Concentration Risk
Revenue, Major Customer [Line Items]
Sales	791,256		570,246		490,526
Customer Concentration Risk | Customer A
Revenue, Major Customer [Line Items]
Sales	791,256		570,246		369,105
Customer Concentration Risk | Customer B
Revenue, Major Customer [Line Items]
Sales					58,527
Customer Concentration Risk | Customer C
Revenue, Major Customer [Line Items]
Sales					$ 62,894

[1]	The net sales have excluded the sales from the discontinued operations of $93,193, $493,997 and $47,086 for the years ended December 31, 2011, 2012 and 2013, respectively.